SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
SEGMENT REPORTING
SEGMENT REPORTING

3.    SEGMENT REPORTING

Grupo Supervielle determines operating segments based on performance reports which are updated upon changes and reviewed by the Board and key personnel of Senior Management.

Grupo Supervielle´s clients receive the following services:

●	Personal and Business Banking Segment:
-	Small companies, individuals and companies that record annual sales of up to $1,500,000
-	“Small and medium size companies”, companies that record annual sales of over $1,500,000 up to $10,000,000
●	Corporate Baking Segment:
-	Megras that record annual sales over $10,000,000 up to $14,000,000
-	Big companies. Big companies that record annual sales of over $14,000,000

Grupo Supervielle analyses the bussiness taking into account the different type of services and products offered:

a-	Personal and Business Banking – Through this segment, Supervielle offers a wide range of financial products and services designed to meet the needs of individuals, entrepreneurs and small businesses and SMEs.
b-	Corporate Banking – Includes advisory services at a corporate and financial level, as well as the administration of assets and loans targeted to corporate clients.
c-	Bank Treasury – This segment is in charge of the assignment of liquidity of the Entity in accordance with the different commercial areas´ needs and its own needs. Treasury implements financial risk administration policies of the Bank, manages trading desk operations, distributes financial products, such as negotiable securities and develops business with the financial sector clients and whole sale non-financial sector clients.
d-	Insurance – Includes insurance products, with a focus on life insurance, to targeted customers segments.
e-	Asset Management and Other Services – Grupo Supervielle offers a variety of other services to its clients, including mutual fund products through Supervielle Asset Management S.A., retail brokerage services through InvertirOnline S.A.U., non-financial products through Espacio Cordial Servicios S.A. and until February 2023 it offered payment solutions to retailers through Bolsillo Digital S.A.U. (in dissolution).

Operating results of the different operating segments of Grupo Supervielle are reviewed individually with the purpose of taking decisions over the allocation of resources and the performance analysis of each segment. The performance of such segments will be evaluated based on operating income and is measured consistently with operating income/(expenses) of the Consolidated Income Statement.

When a transaction is carried out between operating segments, they are made as an arm´s length transaction. Later, income, expenses and results from transfers between operating segments are for consolidation purposes.

Grupo Supervielle does not present information by geographical segments because there are no operating segments in economic environments with risks and rewards that are significantly different.

During 2025, we implemented changes in our internal capital allocation methodology. The concepts that were previously distributed among the different segments according to their capital usage percentage, such as capital results and inflation adjustment, are now fully allocated to the Treasury segment. These changes impact the segments of Personal and Businesses Banking, Corporate Banking, and Bank Treasury. The comparative information presented in this note has been adjusted for comparability purposes.

The following chart includes information by segment measured in accordance with IAS 29, as of December 31, 2025, 2024 and 2023:

	Personal and				Asset
	Business	Corporate	Bank		Management and		Total as of
Asset by segments	Banking	Banking	Treasury	Insurance	Other Services	Adjustments	12.31.2025
Cash and due from banks	205,935,976	11,117,258	1,261,552,983	16,714	121,866,134	(1,302,601)	1,599,186,464
Debt securities at fair value through profit or loss	2,150,212	7,552,770	163,152,090	14,960,191	63,628,667	(1,937,429)	249,506,501
Loans and other financing	1,892,290,769	1,834,735,962	30,073,642	—	2,755,497	5,622,356	3,765,478,226
Other debt securities	—	—	739,981,909	6,285,032	45,029,325	13,611,562	804,907,828
Other Assets	201,291,506	37,027,755	1,032,976,692	14,815,052	156,665,132	(92,290,261)	1,350,485,876
Total Assets	2,301,668,463	1,890,433,745	3,227,737,316	36,076,989	389,944,755	(76,296,373)	7,769,564,895

	Personal and				Asset
	Businesses	Corporate	Bank		Management and		Total as of
Liabilities by segments	Banking	Banking	Treasury	Insurance	Other Services	Adjustments	12.31.2025
Deposits	2,168,241,412	1,195,544,459	1,757,563,435	—	—	(2,462,827)	5,118,886,479
Financing received from the Argentine Central Bank and others	222,602	7,126	480,585,822	—	509,649	(531,457)	480,793,742
Unsubordinated Debt Securities	—	—	178,844,583	—	—	(3,978,185)	174,866,398
Other liabilities	173,457,827	75,765,562	490,018,579	9,588,526	174,785,806	85,330,241	1,008,946,541
Total Liabilities	2,341,921,841	1,271,317,147	2,907,012,419	9,588,526	175,295,455	78,357,772	6,783,493,160

	Personal and				Asset		For the year
	Business	Corporate	Bank		Management and		ended
Result by segments	Banking	Banking	Treasury	Insurance	Other Services	Adjustments	12.31.2025
Interests income	890,305,775	319,820,358	531,728,869	2,690,796	20,944,413	891,619	1,766,381,830
Interest Expense	(182,710,036)	(133,915,604)	(610,493,342)	(531,245)	(21,157,846)	1,681,494	(947,126,579)
Distribution of results by the Treasury	(303,395,935)	(89,711,951)	393,107,886	—	—	—	—
Net interest income	404,199,804	96,192,803	314,343,413	2,159,551	(213,433)	2,573,113	819,255,251
Net income from financial instruments at fair value through profit or loss	248,030	2,720,431	35,408,709	6,236,084	29,643,939	1,526,121	75,783,314
Result from derecognition of assets measured at amortized cost	(434)	—	5,080,190	—	—	(16,032)	5,063,724
Exchange rate differences on gold and foreign currency	6,606,915	(31,412)	(65,551,018)	15,068	154,920	114,684	(58,690,843)
NIFFI And Exchange Rate Differences	6,854,511	2,689,019	(25,062,119)	6,251,152	29,798,859	1,624,773	22,156,195
Net Financial Income	411,054,315	98,881,822	289,281,294	8,410,703	29,585,426	4,197,886	841,411,446
Services Fee Income	152,850,910	21,425,460	5,516,626	—	93,504,530	(5,769,019)	267,528,507
Services Fee Expenses	(49,332,558)	(2,671,252)	(2,410,823)	—	(4,871,555)	284,013	(59,002,175)
Income from insurance activities	—	—	—	30,784,970	—	5,699,341	36,484,311
Net Service Fee Income	103,518,352	18,754,208	3,105,803	30,784,970	88,632,975	214,335	245,010,643
Subtotal	514,572,667	117,636,030	292,387,097	39,195,673	118,218,401	4,412,221	1,086,422,089
Result from exposure to changes in the purchasing power of money	(459,114)	—	(110,830,636)	(8,526,850)	(20,190,660)	(2,710,300)	(142,717,560)
Other operating income	38,056,132	12,206,275	4,385,803	177,616	16,974,367	(6,884,940)	64,915,253
Loan loss provisions	(249,053,895)	(11,331,104)	(6,598,644)	(7,870)	(399,912)	(53,494)	(267,444,919)
Net operating income	303,115,790	118,511,201	179,343,620	30,838,569	114,602,196	(5,236,513)	741,174,863
Personnel expenses	(245,121,888)	(41,072,133)	(20,858,462)	(2,829,420)	(21,597,065)	4,226,226	(327,252,742)
Administrative expenses	(168,578,213)	(17,308,372)	(12,594,959)	(945,720)	(25,129,082)	2,748,891	(221,807,455)
Depreciations and impairment of non-financial assets	(50,645,571)	(13,417,869)	(6,914,548)	(748,766)	(531,033)	(1,154,497)	(73,412,284)
Other operating expenses	(128,979,113)	(36,836,605)	(35,780,978)	(190,168)	(7,118,327)	6,185,973	(202,719,218)
Operating income	(290,208,995)	9,876,222	103,194,673	26,124,495	60,226,689	6,770,080	(84,016,836)
Income from associates and joint ventures	—	—	—	—	24,727,632	(24,727,632)	—
Result before taxes	(290,208,995)	9,876,222	103,194,673	26,124,495	84,954,321	(17,957,552)	(84,016,836)
Income tax	103,471,764	(2,992,714)	(26,104,975)	(8,117,225)	(19,595,841)	(314,396)	46,346,613
Net (Loss) / income	(186,737,231)	6,883,508	77,089,698	18,007,270	65,358,480	(18,271,948)	(37,670,223)
Net (loss) / income for the year attributable to owners of the parent company	(186,737,231)	6,883,508	77,089,698	18,007,270	65,358,480	(18,173,047)	(37,571,322)
Net loss for the year attributable to non-controlling interest	—	—	—	—	—	(98,901)	(98,901)
Other comprehensive (loss) / income	—	—	(5,592,852)	—	3,607,885	1,938	(1,983,029)
Other comprehensive (loss)/income attributable to owners of the parent company	—	—	(5,592,852)	—	3,607,885	7,633	(1,977,334)
Other comprehensive loss attributable to non-controlling interest	—	—	—	—	—	(5,695)	(5,695)
Comprehensive (loss) / income for the year	(186,737,231)	6,883,508	71,496,846	18,007,270	68,966,365	(18,270,010)	(39,653,252)
Comprehensive (loss)/income attributable to owners of the parent company	(186,737,231)	6,883,508	71,496,846	18,007,270	68,966,365	(18,165,414)	(39,548,656)
Comprehensive loss attributable to non-controlling interest	—	—	—	—	—	(104,596)	(104,596)

	Personal and				Asset
	Business	Corporate	Bank		Management and		Total as of
Asset by segments	Banking	Banking	Treasury	Insurance	Other Services	Adjustments	12.31.2024
Cash and due from banks	196,357,919	6,038,142	643,144,004	9,360	14,392,038	(959,801)	858,981,662
Debt securities at fair value through profit or loss	—	11,781,424	199,051,465	12,832,283	122,745,076	—	346,410,248
Loans and other financing	1,667,130,180	1,048,789,355	135,634,643	111,026	3,256,333	(210,610)	2,854,710,927
Other debt securities	5,139,734	—	1,032,020,890	10,237,801	14,638,073	7,317,776	1,069,354,274
Other Assets	165,596,334	30,362,475	520,906,979	14,870,936	114,779,630	(52,760,036)	793,756,318
Total Assets	2,034,224,167	1,096,971,396	2,530,757,981	38,061,406	269,811,150	(46,612,671)	5,923,213,429

	Personal and				Asset
	Businesses	Corporate	Bank		Management and		Total as of
Liabilities by segments	Banking	Banking	Treasury	Insurance	Other Services	Adjustments	12.31.2024
Deposits	1,846,479,858	919,786,818	1,408,736,212	—	—	(353,957)	4,174,648,931
Financing received from the Argentine Central Bank and others	124,661	1,830	50,915,919	—	—	653,448	51,695,858
Unsubordinated Debt Securities	357,109	89,486	66,850,944	—	—	—	67,297,539
Other liabilities	206,664,068	45,881,883	118,226,120	11,653,198	105,362,698	90,972,932	578,760,899
Total Liabilities	2,053,625,696	965,760,017	1,644,729,195	11,653,198	105,362,698	91,272,423	4,872,403,227

	Personal and				Asset		For the year
	Business	Corporate	Bank		Management and		ended
Result by segments	Banking	Banking	Treasury	Insurance	Other Services	Adjustments	12.31.2024
Interests income	626,064,577	342,855,607	1,203,099,332	851,562	6,342,568	6,196,503	2,185,410,149
Interest Expense	(261,321,596)	(88,896,597)	(817,317,061)	(702,552)	(142,183)	209,091	(1,168,170,898)
Distribution of results by the Treasury	(31,178,676)	(161,396,126)	192,574,802	—	—	—	—
Net interest income	333,564,305	92,562,884	578,357,073	149,010	6,200,385	6,405,594	1,017,239,251
Net income from financial instruments at fair value through profit or loss	725,394	2,148,249	144,326,178	16,448,706	21,044,029	875,778	185,568,334
Result from derecognition of assets measured at amortized cost	46,988	—	105,462,562	—	—	2,444,101	107,953,651
Exchange rate differences on gold and foreign currency	3,875,765	1,535,527	4,960,684	(9,110)	1,357,663	476,826	12,197,355
NIFFI And Exchange Rate Differences	4,648,147	3,683,776	254,749,424	16,439,596	22,401,692	3,796,705	305,719,340
Net Financial Income	338,212,452	96,246,660	833,106,497	16,588,606	28,602,077	10,202,299	1,322,958,591
Services Fee Income	149,400,581	20,291,352	1,134,562	—	91,388,334	(4,769,058)	257,445,771
Services Fee Expenses	(48,290,962)	(2,703,818)	(1,248,958)	—	(3,772,825)	2,465	(56,014,098)
Income from insurance activities	—	—	—	28,051,368	—	4,828,900	32,880,268
Net Service Fee Income	101,109,619	17,587,534	(114,396)	28,051,368	87,615,509	62,307	234,311,941
Subtotal	439,322,071	113,834,194	832,992,101	44,639,974	116,217,586	10,264,606	1,557,270,532
Result from exposure to changes in the purchasing power of money	(2,502,639)	—	(330,515,786)	(24,244,680)	(31,792,184)	(13,341,033)	(402,396,322)
Other operating income	20,728,042	13,310,573	10,853,817	92,072	9,401,002	(2,827,240)	51,558,266
Loan loss provisions	(65,901,063)	(3,052,872)	(8,890,213)	(112,178)	(271,184)	(61,389)	(78,288,899)
Net operating income	391,646,411	124,091,895	504,439,919	20,375,188	93,555,220	(5,965,056)	1,128,143,577
Personnel expenses	(286,009,576)	(50,549,150)	(22,877,315)	(4,837,707)	(20,686,540)	(905,052)	(385,865,340)
Administrative expenses	(182,027,302)	(19,958,381)	(10,621,892)	(825,315)	(17,837,394)	1,945,121	(229,325,163)
Depreciations and impairment of non-financial assets	(53,475,449)	(9,372,839)	(3,602,433)	(731,143)	(452,590)	(1,539,307)	(69,173,761)
Other operating expenses	(96,167,833)	(32,871,708)	(119,091,957)	(240,568)	(6,207,140)	(1,260,085)	(255,839,291)
Operating income	(226,033,749)	11,339,817	348,246,322	13,740,455	48,371,556	(7,724,379)	187,940,022
Income from associates and joint ventures	—	—	—	—	24,355,418	(24,355,418)	—
Result before taxes	(226,033,749)	11,339,817	348,246,322	13,740,455	72,726,974	(32,079,797)	187,940,022
Income tax	79,148,656	(1,206,413)	(107,246,024)	(5,125,195)	(15,476,206)	(475,229)	(50,380,411)
Net income/(loss)	(146,885,093)	10,133,404	241,000,298	8,615,260	57,250,768	(32,555,026)	137,559,611
Net income/(loss) for the year attributable to owners of the parent company	(146,885,093)	10,133,404	241,000,298	8,615,260	57,250,768	(32,654,895)	137,459,742
Net income for the year attributable to non-controlling interest	—	—	—	—	—	99,869	99,869
Other comprehensive income/(loss)	129,512	—	(19,915,726)	—	1,317,625	2,301,188	(16,167,401)
Other comprehensive income/(loss) attributable to owners of the parent company	129,512	—	(19,915,726)	—	1,317,625	2,321,467	(16,147,122)
Other comprehensive income attributable to non-controlling interest	—	—	—	—	—	(20,279)	(20,279)
Comprehensive income/(loss) for the year	(146,755,581)	10,133,404	221,084,572	8,615,260	58,568,393	(30,253,838)	121,392,210
Comprehensive income/(loss) attributable to owners of the parent company	(146,755,581)	10,133,404	221,084,572	8,615,260	58,568,393	(30,333,428)	121,312,620
Comprehensive income attributable to non-controlling interest	—	—	—	—	—	79,590	79,590

	Personal and				Asset		For the year
	Business	Corporate	Bank		Management and		ended
Result by segments	Banking	Banking	Treasury	Insurance	Other Services	Adjustments	12.31.2023
Interests income	729,286,228	463,060,575	2,095,849,261	531,952	9,924,669	17,748,841	3,316,401,526
Interest Expense	(838,465,350)	(285,212,941)	(1,238,993,022)	—	(1,378,382)	(704,853)	(2,364,754,548)
Distribution of results by the Treasury	526,418,105	(316,785)	(526,101,320)	—	—	—	—
Net interest income	417,238,983	177,530,849	330,754,919	531,952	8,546,287	17,043,988	951,646,978
Net income from financial instruments at fair value through profit or loss	3,873,607	(38,636)	333,410,361	31,647,228	16,617,001	10,044,795	395,554,356
Result from derecognition of assets measured at amortized cost	417,798	—	44,982,259	—	—	2,889,693	48,289,750
Exchange rate differences on gold and foreign currency	(16,669,078)	(21,398,263)	35,736,177	3,008	10,365,419	8,580,329	16,617,592
NIFFI And Exchange Rate Differences	(12,377,673)	(21,436,899)	414,128,797	31,650,236	26,982,420	21,514,817	460,461,698
Net Financial Income	404,861,310	156,093,950	744,883,716	32,182,188	35,528,707	38,558,805	1,412,108,676
Services Fee Income	172,870,101	21,369,585	1,633,351	—	75,761,916	(4,863,371)	266,771,582
Services Fee Expenses	(61,069,234)	(3,847,960)	(1,632,113)	—	(2,706,777)	—	(69,256,084)
Income from insurance activities	—	—	—	37,655,415	—	3,685,297	41,340,712
Net Service Fee Income	111,800,867	17,521,625	1,238	37,655,415	73,055,139	(1,178,074)	238,856,210
Subtotal	516,662,177	173,615,575	744,884,954	69,837,603	108,583,846	37,380,731	1,650,964,886
Result from exposure to changes in the purchasing power of money	(9,563,666)	—	(208,752,700)	(33,373,890)	(23,036,180)	(37,301,684)	(312,028,120)
Other operating income	28,278,788	14,242,565	19,887,382	126,271	8,815,083	(3,490,036)	67,860,053
Loan loss provisions	(75,311,097)	(14,828,063)	(5,980,832)	—	—	(247,156)	(96,367,148)
Net operating income	460,066,202	173,030,077	550,038,804	36,589,984	94,362,749	(3,658,145)	1,310,429,671
Personnel expenses	(336,453,176)	(59,627,319)	(29,046,003)	(10,747,129)	(23,147,435)	(456,336)	(459,477,398)
Administrative expenses	(198,095,805)	(13,670,476)	(11,021,789)	(8,999,868)	(14,907,247)	4,807,582	(241,887,603)
Depreciations and impairment of non-financial assets	(74,923,876)	(10,120,042)	(3,658,893)	(784,021)	(832,027)	(1,153,174)	(91,472,033)
Other operating expenses	(115,523,539)	(48,201,339)	(96,000,925)	(8,141)	(6,644,446)	(3,728,967)	(270,107,357)
Operating income	(264,930,194)	41,410,901	410,311,194	16,050,825	48,831,594	(4,189,040)	247,485,280
Income from associates and joint ventures	—	—	—	—	139,437	(139,437)	—
Result before taxes	(264,930,194)	41,410,901	410,311,194	16,050,825	48,971,031	(4,328,477)	247,485,280
Income tax	88,977,740	(14,659,088)	(146,859,918)	(5,732,430)	(18,675,734)	(2,554,124)	(99,503,554)
Net (loss) / income	(175,952,454)	26,751,813	263,451,276	10,318,395	30,295,297	(6,882,601)	147,981,726
Net (loss) / income for the year attributable to owners of the parent company	(175,952,454)	26,751,813	263,451,276	10,318,395	30,295,297	(7,002,837)	147,861,490
Net (loss) / income for the year attributable to non-controlling interest	—	—	—	—	—	120,236	120,236
Other comprehensive (loss)/income	22,826	—	10,636,464	(1,862,434)	1,268,632	(588,935)	9,476,553
Other comprehensive (loss) / income attributable to owners of the parent company	22,826	—	10,636,464	(1,862,434)	1,268,632	(599,764)	9,465,724
Other comprehensive (loss) / income attributable to non-controlling interest	—	—	—	—	—	10,829	10,829
Comprehensive (loss)/income for the year	(175,929,628)	26,751,813	274,087,740	8,455,961	31,563,929	(7,471,536)	157,458,279
Comprehensive (loss) / income attributable to owners of the parent company	(175,929,628)	26,751,813	274,087,740	8,455,961	31,563,929	(7,602,601)	157,327,214
Comprehensive (loss) / income attributable to non-controlling interest	—	—	—	—	—	131,065	131,065